Other revenue	12 Months Ended
Mar. 31, 2024
Other Revenue
Other revenue

9. Other revenue

	March 31,
	2022	2023	2024
Marketing revenue	171,984	421,717	606,099
Total	171,984	421,717	606,099

Primarily comprising advertising revenue and fees for facilitating website access to travel insurance providers.